Taxation (Details) ¥ in Thousands, $ in Millions	12 Months Ended			72 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2027	Dec. 31, 2025 CNY (¥)
Income Taxes [Line Items]
Taxable income tax rate (as precent)	25.00%	25.00%	25.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax | ¥					¥ 0
Hong Kong, China
Income Taxes [Line Items]
Assessable profits slab amount | $	$ 2
Hong Kong, China | Profits up to slab HK$2 Million
Income Taxes [Line Items]
Taxable income tax rate (as precent)	8.25%
Hong Kong, China | Profits exceeding slab HK$2 Million
Income Taxes [Line Items]
Taxable income tax rate (as precent)	16.50%
Chinese mainland
Income Taxes [Line Items]
Taxable income tax rate (as precent)	25.00%
Preferential tax rate (as precent)	15.00%
EIT, Software Enterprise, full exemption term (in years)	2 years
EIT, Software Enterprise, reduced rate (as precent)	50.00%
EIT Law Software Enterprise, reduced rate term (in years)	3 years
HNTE renewal status (in years)	3 years
Chinese mainland | Yuanbao Shuke and Yuanbao Kechuang
Income Taxes [Line Items]
Preferential tax rate (as precent)				15.00%